Other Financial Liabilities - Summary Of Other Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities [Abstract]
Loan Agreement	€ 14,440	€ 0
Other financial liabilities	339	37
Total	14,779	37
thereof non-current
Other financial liabilities	249	0
Total	€ 249	€ 0